UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                September 30

Date of reporting period:               September 30


Item #1.  Reports to Stockholders.

INDEX

Osprey Large Cap Value Equity Fund

Dear Shareholder:

We are pleased to report on the first year of operation of the Osprey Concentrated Large Cap Value Equity Fund. By employing an intensive bottom-up research approach focused on individual company fundamentals, the Fund seeks to own approximately 20-25 undervalued, financially strong, well managed companies, while attempting to minimize market and business risks. While the Fund has only been in existence for approximately one year (as of the date of this report), the Fund's investment adviser, Osprey Partners Investment Management, LLC has successfully employed and offered this investment strategy for the past five years.

The 12 months ended September 30, 2007 provided excellent stock market returns. From the Fund's inception date of October 2, 2006 to September 30, 2007 the Osprey Concentrated Large Cap Value Equity Fund returned 12.53% for the period versus 16.4% for the Standard & Poor's 500 Index and 14.5% for the Russell 1000 Value Index. Sector returns, while strong across the board for most of the year, varied in the final three months of the year with increased volatility in financial and retail stocks and continued strength in consumer staples, technology and energy causing a somewhat negative impact on the Fund's returns.

Based on consensus earnings estimates for the next twelve months, the Fund's weighted average Price/Earnings valuation ratio of approximately 11x on September 30/th/ compares favorably with the market's more expensive one year forward valuation of approximately 15x earnings. Although we view the overall market as reasonably valued, we have short-term concerns, given the prospects of a weakening economy and the effects slowing revenues may have on the record high margins most US companies have enjoyed. With the market near all-time highs, leadership has been narrowly focused on "past winners" such as industrial, commodity and energy stocks. This has resulted in pockets of opportunity in sectors such as financials and consumer discretionary. So while we still view the equity market as a whole being quite vulnerable to financial shocks that may occur in other capital markets, we continue to be fully invested and remain optimistic given the attractive valuations that are present in some sectors of the market.

We wish to thank all of our "first year" shareholders for their support and we promise to work hard to reward your continued confidence in the Fund.

                                    Sincerely,

                                    Osprey Partners Investment Management, LLC

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND

Fund Expenses Example

      As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2007 and held for the six months ended September 30, 2007.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------
                             Beginning Account           Ending Account       Expenses Paid During the
                                   Value                     Value                    Period*
                               April 1, 2007           September 30, 2007      April 1, 2007 through
                                                                                 September 30, 2007
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                             $1,000                  $1,118.00                    $--
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical                       $1,000                  $1,025.00                    $--
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                           [CHART]

        Osprey Concentrated Large Cap Value Equity Fund
   Portfolio Holdings by Sector, as Percentage of Net Assets
                        as of 9/30/07



Consumer Discretion                            13.31%
Energy Services                                 0.97%
Financial Services                             34.62%
Health Care                                     5.94%
Integrated Oils                                 9.88%
Materials/Processing                            9.61%
Producer Durables                              16.23%
Technology                                      3.83%
Utilities                                       4.48%

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                              September 30, 2007

           Number                                 % of Net   Market
           of Shares Security Description          Assets    Value
           --------- --------------------         -------- ----------

                     COMMON STOCK:                 98.87%

                     CONSUMER DISCRETION:          13.31%
             1,880   Abercrombie & Fitch Co. "A"           $  151,716
             2,370   J.C. Penney, Co.                         150,187
             3,580   Jarden Corp.*                            110,765
             3,500   Rent-A-Center, Inc.*                      63,455
                                                           ----------
                                                              476,123
                                                           ----------

                     ENERGY SERVICES:               0.97%
             1,300   BJ Services Company                       34,515
                                                           ----------

                     FINANCIAL SERVICES:           34.62%
             2,430   Ace Limited                              147,185
             2,610   American International Group             176,566
             3,680   Bank of America Corp.                    184,994
               910   Bear Stearns, Inc.                       111,757
             3,320   Citigroup, Inc.                          154,944
             3,110   Fannie Mae                               189,119
             2,750   MBIA, Inc.                               167,888
             1,480   Merrill Lynch & Co., Inc.                105,494
                                                           ----------
                                                            1,237,947
                                                           ----------

                     HEALTHCARE:                    5.94%
             2,450   Glaxosmithkline PLC ADR                  130,340
             3,360   Pfizer, Inc.                              82,085
                                                           ----------
                                                              212,425
                                                           ----------

                     INTEGRATED OILS:               9.61%
             1,825   Chevron Corp.                            170,783
             2,080   ConocoPhillips                           182,562
                                                           ----------
                                                              353,345
                                                           ----------

                     MATERIALS/PROCESSING:          9.61%
             2,880   Dow Chemical                             124,013
             2,190   DuPont (E.I.) De Nemours                 108,536
             1,470   PPG Industries, Inc.*                    111,059
                                                           ----------
                                                              343,608
                                                           ----------

     Number                                            % of Net   Market
     of Shares Security Description                     Assets    Value
     --------- --------------------                    -------- ----------

               PRODUCER DURABLES:                        16.23%
       3,070   Empresa Brasileirea de Aeronautica S.A.          $  134,834
       7,220   Nokia Corp. ADR                                     273,855
       4,000   WESCO International, Inc.*                          171,760
                                                                ----------
                                                                   580,449
                                                                ----------

               TECHNOLOGY:                                3.83%
       6,990   Ingram Micro, Inc. "A"*                             137,074
                                                                ----------

               UTILITIES:                                 4.48%
       3,620   Verizon Communications Inc.                         160,294
                                                                ----------

               TOTAL INVESTMENTS:
               (Cost: $3,458,749 )                       98.87% $3,535,780
               Other assets, net of liabilities           1.13%     40,479
                                                        ------  ----------

               NET ASSETS                               100.00% $3,576,259
                                                        ======  ==========

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $3,458,749) (Note 1)                                   $3,535,780
 Cash                                                                                                23,078
 Receivable for securities sold                                                                       3,796
 Dividends receivable                                                                                 5,172
 Receivable for capital stock sold                                                                      252
 Interest receivable                                                                                     80
 Prepaid expenses                                                                                     4,847
 Due from advisor (Note 2)                                                                            5,691
                                                                                                 ----------
     TOTAL ASSETS                                                                                 3,578,696
                                                                                                 ----------

LIABILITIES
 Other accrued expenses                                                                               2,437
                                                                                                 ----------
     TOTAL LIABILITIES                                                                                2,437
                                                                                                 ----------

NET ASSETS                                                                                       $3,576,259
                                                                                                 ==========

 Net Assets Consist Of:
 Paid-in-capital applicable to 213,173 $0.01 par value shares of beneficial interest outstanding $3,424,890
 Undistributed net investment income (loss)                                                          31,559
 Accumulated net realized gain (loss) on investments                                                 42,779
 Net unrealized appreciation of investments                                                          77,031
                                                                                                 ----------
 Net Assets                                                                                      $3,576,259
                                                                                                 ==========

NET ASSET VALUE PER SHARE
 ($3,576,259 / 213,173 shares outstanding; 25,000,000 shares authorized)                         $    16.78
                                                                                                 ==========

See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF OPERATIONS

Period Ended September 30, 2007*
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividend income                                        $34,491
    Interest income                                          2,310
                                                           -------
      Total investment income                                      $  36,801
                                                                   ---------

   EXPENSES
    Investment advisory fees (Note 2)                       12,487
    Accounting fees (Note 2)                                10,000
    Custody fees                                             4,664
    Administrative services (Note 2)                        20,000
    Transfer agent fees (Note 2)                            29,000
    Professional fees                                       19,943
    Registration fees (Note 2)                               6,985
    Directors fees                                           7,842
    Compliance fees                                          6,727
    Shareholder services & reports (Note 2)                 16,471
    Miscellaneous                                           16,003
                                                           -------
      Total expenses                                                 150,122
                                                                   ---------
      Fee waivers and expenses reimbursed (Note 2)                  (150,122)
                                                                   ---------
      Net expenses                                                        --
                                                                   ---------
    Net investment income (loss)                                      36,801
                                                                   ---------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                           42,779
    Net change in unrealized appreciation on investments              77,031
                                                                   ---------
    Net realized and unrealized gain (loss) on investments           119,810
                                                                   ---------
    Increase in net assets from operations                         $ 156,611
                                                                   =========

*  Commencement of operations was October 2, 2006

See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             Period ended
                                                                          September 30, 2007*
                                                                          -------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment income                                                        $   36,801
 Net realized gain on investments                                                 42,779
 Unrealized appreciation on investments                                           77,031
                                                                              ----------
 Increase in net assets from operations                                          156,611
                                                                              ----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                                            (5,242)
                                                                              ----------
 Decrease in net assets from distributions                                        (5,242)
                                                                              ----------

CAPITAL SHARE TRANSACTIONS (Note 5 )
 Shares sold                                                                   3,421,436
 Distributions reinvested                                                          5,242
 Shares redeemed                                                                  (1,788)
                                                                              ----------
 Increase in net assets from capital share transactions                        3,424,890
                                                                              ----------

NET ASSETS
 Increase during period                                                        3,576,259
 Beginning of period                                                                  --
                                                                              ----------
 End of period (including undistributed net investment income of $31,559)     $3,576,259
                                                                              ==========

*  Commencement of operations was October 2, 2006

See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             Period ended
                                                        September 30, 2007*/(1)/
                                                        -----------------------
Net Asset Value,
Beginning of Period                                             $15.00
                                                                ------
Investment activities
 Net investment income (loss)                                     0.38
 Net realized and unrealized gain (loss) on investments           1.50
                                                                ------
 Total from investment activities                                 1.88
                                                                ------
Distributions
 Net investment income                                           (0.10)
                                                                ------
 Total distributions                                             (0.10)
                                                                ------
Net Asset Value,
End of period                                                   $16.78
                                                                ======
Ratios/Supplemental Data
Total Return                                                     12.53%
                                                                ======
Ratio to average net assets/(A)/
 Expenses/(B)/                                                    0.00%**
 Net investment income (loss)                                     2.35%**
Portfolio turnover rate                                          20.44%
Net assets, end of period (000's)                               $3,576

* Commencement of operations was October 2, 2006
**Annualized
/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 9.58% for the period ended September 30, 2007.
/(B)/Expense ratio--net reflects the effect of the management fee waivers and reimbursement of expenses.
/(1)/Per share information has been calculated using the average number of shares outstanding.

See Notes to Financial Statements

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2007
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Osprey Concentrated Large Cap Value Equity Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established on October 2, 2006 as a series of TWF which has allocated to the Fund 50,000,000 (Class I: 25,000,000; Class P:
25,000,000) of its 1,050,000,000 shares of $.01 par value common stock.

      The objective of the Fund is to seek to provide long-term growth of capital by investing in a non-diversified portfolio consisting primarily of the common stocks of large companies that the Fund's investment adviser believes are undervalued.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

      Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has concluded that as of September 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

      Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      Cash and cash equivalents. Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

      Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications as of September 30, 2007.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

      Pursuant to an Investment Advisory Agreement, the Advisor, Osprey Partners Investment Management, LLC ("Osprey") provides investment services for an annual fee of 0.80% on the average daily net assets of the Fund. Osprey has contractually agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Institutional shares does not exceed 1.49% through September 30, 2008. In addition, Osprey has voluntarily agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Institutional shares is 0.00%. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund's business ("extraordinary expenses"). For the period ended September 30, 2007, Osprey earned and waived $12,487 in advisory fees and reimbursed expenses of $126,346. As of September 30, 2007, $5,691 was due from the advisor, which was paid in October, 2007.

      Osprey may be entitled to reimbursement of fees waived or expenses paid on behalf of the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to Osprey with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2007 was $120,650 and expires September, 2010.

      First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. No underwriting fees were received by FDCC for the period ended September 30, 2007. FDCC also receives a contingent deferred sales charge ("CDSC") of 2% for certain Fund share redemptions occurring within 90 days of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended September 30, 2007, there were no CDSC fees.

      Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. Of the $6,985 of registration fees expense incurred and the $16,471 of shareholder services and reports expense incurred, CSS received $1,335 and $1,090, respectively, for these services. For other administrative services, CSS receives 0.10% of average daily net assets on the first $75 million and 0.07% of average daily net assets in excess of $75 million, with a $20,000 annual minimum. CSS earned $20,000 and received $8,711 for its services for the period ended September 30, 2007, voluntarily waiving fees of $11,289.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI earned and received $29,000 for its services for the period ended September 30, 2007.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting Agent. CFA earned and received $10,000 for its services for the period ended September 30, 2007.

      Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended September 30, 2007, aggregated $3,760,309 and $344,338, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the period ended September 30, 2007 were as follows:

                                              Period ended
                                           September 30, 2007*
                             -             -------------------
                  Distributions paid from:
                     Ordinary income             $5,242
                                                 ======


       *  Commencement of operations was October 2, 2006.

      As of September 30, 2007, cost for Federal income tax purpose is $3,458,749 and net unrealized appreciation (depreciation) on investments consists of:

      Gross unrealized appreciation on investments              $ 239,210
      Gross unrealized depreciation on investments               (162,179)
                                                                ---------
      Net unrealized appreciation (depreciation) on investments $  77,031
                                                                =========

      As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

        Accumulated Net Investment Income                       $ 74,338
        Net Unrealized appreciation/depreciation on investments   77,031
                                                                --------
        Total                                                    151,369
                                                                ========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

      Summary of capital stock transactions for each class of shares were:

                                              Period ended
                                          September 30, 2007*
                             -            -------------------
                                           Shares     Value
                             -            -------  ----------
                  Shares sold             212,955  $3,421,436
                  Shares reinvested           323       5,242
                  Shares redeemed            (105)     (1,788)
                                          -------  ----------
                  Net increase (decrease) 213,173  $3,424,890
                                          =======  ==========

       *  Commencement of operations was October 2, 2006.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
World Funds, Inc.
Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Osprey Concentrated Large Cap Value Equity Fund, a series of The World Funds, Inc., including the schedule of investments as of September 30, 2007, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period October 2, 2006 (commencement of operations) to September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Osprey Concentrated Large Cap Value Equity Fund as of September 30, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period October 2, 2006 (commencement of operations) to September 30, 2007 in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 19, 2007

SUPPLEMENTAL INFORMATION (unaudited)

The World Funds, Inc.
(the "Company")

      Information pertaining to the directors and officers of the Fund is set forth below. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk (*). The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling, toll-free,
(800) 527-9525.

Name, Address and         Position(s) Held Number of   Principal Occupation(s)             Other
Year Born                 with Company     Funds in    During the Past Five (5) Years      Directorships by
                          and Tenure       the Company                                     Directors and
                                           Overseen                                        Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-----------------------------------------------------------------------------------------------------------
Interested Directors:
-----------------------------------------------------------------------------------------------------------
* John Pasco, III/ (1)/   Chairman,            10      Treasurer and Director of            The World
8730 Stony Point Parkway, Director and                 Commonwealth Shareholder             Insurance
Suite 205                 Treasurer since              Services, Inc. ("CSS"), the          Trust - 1 Fund
Richmond, VA 23235        May, 1997                    Company's Administrator, since
(1945)                                                 1985; President and Director of
                                                       First Dominion Capital Corp.
                                                       ("FDCC"), the Company's
                                                       underwriter; President and Director
                                                       of Fund Services, Inc., the
                                                       Company's Transfer and Disbursing
                                                       Agent since 1987; President and
                                                       Treasurer of Commonwealth
                                                       Capital Management, Inc. since
                                                       1983, President of Commonwealth
                                                       Capital Management, LLC, since
                                                       1984; President and Director of
                                                       Commonwealth Fund Accounting,
                                                       Inc., which provides bookkeeping
                                                       services to the Company; and
                                                       Chairman and Trustee of The World
                                                       Insurance Trust, a registered
                                                       investment company, since May,
                                                       2002. Mr. Pasco is also a certified
                                                       public accountant.
-----------------------------------------------------------------------------------------------------------

Name, Address and     Position(s) Held Number of   Principal Occupation(s)              Other
Year Born             with Company     Funds in    During the Past Five (5) Years       Directorships by
                      and Tenure       the Company                                      Directors and
                                       Overseen                                         Number of Funds
                                                                                        in the Complex
                                                                                        Overseen
--------------------------------------------------------------------------------------------------------
Interested Directors (continued):
--------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr./(2)/ Director since   10          Retired. Manager of the Customer     The World
8730 Stony Point      May, 1997                    Services Operations and Accounting   Insurance
Parkway, Suite 205                                 Division of the Potomac Electric     Trust - 1 Fund;
Richmond, VA 23235                                 Power Company; from August,          Satuit Capital
(1940)                                             1978 until April, 2005; a Trustee of Management
                                                   World Insurance Trust, a registered  Trust - 1 Fund.
                                                   investment company, since May,
                                                   2002; a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since October,
                                                   2002; and a Trustee of Janus
                                                   Advisors Series Trust, a registered
                                                   investment company, from 2003 to
                                                   2005.
--------------------------------------------------------------------------------------------------------
Non-Interested Directors:
--------------------------------------------------------------------------------------------------------
William E. Poist      Director since   10          Financial and Tax Consultant         The World
8730 Stony Point      May, 1997                    through his firm Management          Insurance
Parkway, Suite 205                                 Consulting for Professionals since   Trust - 1 Fund;
Richmond, VA 23235                                 1974; a Trustee of Satuit Capital    Satuit Capital
(1939)                                             Management Trust, a registered       Management
                                                   investment company, since            Trust - 1 Fund.
                                                   November, 2003; and a Trustee of
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002. Mr. Poist is also a certified
                                                   public accountant.
--------------------------------------------------------------------------------------------------------
Paul M. Dickinson     Director since   10          President of Alfred J. Dickinson,    The World
8730 Stony Point      May, 1997                    Inc. Realtors since April, 1971; a   Insurance
Parkway, Suite 205                                 Trustee of Satuit Capital            Trust - 1 Fund;
Richmond, VA 23235                                 Management Trust, a registered       Satuit Capital
(1947)                                             investment company, since            Management
                                                   November, 2003; and Trustee of       Trust - 1 Fund.
                                                   World Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002.
--------------------------------------------------------------------------------------------------------

Name, Address and        Position(s) Held  Number of   Principal Occupation(s)              Other
Year Born                with Company      Funds in    During the Past Five (5) Years       Directorships by
                         and Tenure        the Company                                      Directors and
                                           Overseen                                         Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
*Leland H. Faust         President of the  N/A         President of CSI Capital             N/A
600 California Street    CSI Equity Fund               Management, Inc., a registered
18/th/ Floor             series since                  investment adviser, since 1978.
San Francisco, CA 94108  October, 1997                 Partner in the law firm Taylor &
(1946)                                                 Faust since September, 1975.
------------------------------------------------------------------------------------------------------------
*John T. Connor, Jr.     Vice President    N/A         President of Third Millennium        N/A
1185 Avenue of the       of the Company                Investment Advisors, LLC, a
Americas, 32/nd/ Floor   and President of              registered investment adviser, since
New York, New York 10036 the Third                     April, 1998; and Director of Teton
(1941)                   Millennium                    Energy Corporation since 1993.
                         Russia Fund
                         series since
                         October, 1998
------------------------------------------------------------------------------------------------------------
*Robert J. Sullivan      Vice President    N/A         Chairman, President and Treasurer    N/A
2807 Gaston Gate         of the Company                of Satuit Capital Management Trust,
Mt. Pleasant, SC 29466   and President of              an open-end investment
(1960)                   the Genomics                  management company, since
                         Fund series                   December, 2000; Managing
                         since January,                Director and Investment Officer of
                         2003.                         Satuit Capital Management, LLC, a
                                                       registered investment adviser, from
                                                       June, 2000 to Present.
------------------------------------------------------------------------------------------------------------
*Jeffrey W. Taylor       Vice President    N/A         Chief Operating Officer of Dividend  N/A
518 17/th/ Street        of the Company,               Capital Investments LLC
Suite 1200               and President of              (investment adviser) since
Denver, CO 80202         the Dividend                  December, 2005; Vice President of
(1973)                   Capital Realty                Business Services from February,
                         Income Fund                   2004 to December, 2005; Product
                         series since                  Manager, INVESCO Inc. from July,
                         March, 2006.                  2003 to January, 2004; and Manager
                                                       of Marketing and Business
                                                       Analytics, INVESCO Funds Group
                                                       Inc. from 1999 to 2003.
------------------------------------------------------------------------------------------------------------
*Gunter Faschang         Vice President    N/A         Vice President, Vontobel Asset       N/A
450 Park Avenue          of the Company                Management (investment adviser)
New York, New York 10022 and President of              since 2001 and head of Eastern
(1972)                   the Eastern                   European equity management and
                         European Equity               research, Vontobel Asset
                         Fund series since             Management AG since 2001.
                         May, 2001.
------------------------------------------------------------------------------------------------------------

Name, Address and            Position(s) Held Number of    Principal Occupation(s)              Other
Year Born                    with Company     Funds in the During the Past Five (5) Years       Directorships by
                             and Tenure       Company                                           Directors and
                                              Overseen                                          Number of Funds
                                                                                                in the Complex
                                                                                                Overseen
----------------------------------------------------------------------------------------------------------------
Officers (continued):
----------------------------------------------------------------------------------------------------------------
*J. Allen Gray               Vice President       N/A      Managing Partner at Osprey                 N/A
Shrewsbury Executive Center  of the Company                Partners Investment Management,
II 1040 Broad Street         and President of              LLC (investment adviser) since
Shrewsbury, New Jersey 07702 the Osprey                    2004; Principal at Osprey Partners
(1961)                       Concentrated                  Investment Management, LLC
                             Large Cap                     from 2002 to 2004; Senior Vice
                             Value Equity                  President at Osprey Partners
                             Fund series                   Investment Management, LLC
                             since                         from 1999 to 2002.
                             September,
                             2006.
----------------------------------------------------------------------------------------------------------------
Karen M. Shupe               Secretary since      N/A      Executive Vice President of                N/A
8730 Stony Point Parkway,    2005 and                      Administration and Accounting,
Suite 205                    Treasurer since               Commonwealth Shareholder
Richmond, VA 23235           2006                          Services, Inc. since 2003; Financial
(1964)                                                     Reporting Manager,
                                                           Commonwealth Shareholder
                                                           Services, Inc., from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------
David D. Jones, Esq.         Chief                N/A      Co-founder and Managing                    N/A
230 Spring Hills Drive       Compliance                    Member of Drake Compliance,
Suite 340                    Officer                       LLC (compliance consulting) since
Spring, TX 77380                                           2004; founder and controlling
(1957)                                                     shareholder of David Jones &
                                                           Associates (law firm) since 1998;
                                                           President and Chief Executive
                                                           Officer of Citco Mutual Fund
                                                           Services, Inc. from 2001 to 2003.
----------------------------------------------------------------------------------------------------------------

/(1)/Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to the Eastern European Equity Fund and the GenomicsFund series of the Company; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to the Genomicsfund; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, Commonwealth Fund Accounting, pricing agent, and Fund Services, Inc., the Company's Transfer and Disbursing Agent.
/(2)/Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, a series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser:

   Osprey Partners Investment Management, LLC
     Shrewsbury Executive Center II
     1040 Broad Street
     Shrewsbury, New Jersey 07702

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Osprey's Transfer Agent:

   Fund Services, Inc.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

                         Annual Report to Shareholders

                OSPREY CONCENTRATED LARGE CAP VALUE EQUITY FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

          For the Period October 2, 2006 (commencement of operations)
                           through September 30, 2007

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $10,000 for 2007 and $-0- for 2006.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2007 and $-0- for 2006.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2007 and $0 for 2006.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Osprey Large Cap Value Equity Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        December 7, 2007



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         December 7, 2007


By (Signature and Title)*:      /s/Karen Shupe
                                -------------------
                                 Karen Shupe
                                 Chief Financial Officer
                                (principal financial officer)

Date:         December 7, 2007


* Print the name and title of each signing officer under his or her signature.